Financial Assets and Liabilities - Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets		R$ 17,705,721	R$ 12,239,196
Financial liabilities		(38,078,126)	(27,455,828)
Level 3 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(26,119)	(73,352)	R$ (116,134)
Cost [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		10,353,720	8,352,282
Financial liabilities		(16,635,587)	(12,797,205)
Cost [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,279,170	1,600,590
Cost [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,115,503	4,202,835
Cost [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,824,410	2,548,857
Financial liabilities		(81,051)	(25,714)
Cost [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(16,370,166)	(12,569,126)
Cost [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(184,370)	(202,365)
Cost [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		134,637
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		134,637
Fair value [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		10,219,083	8,352,282
Financial liabilities		(16,484,434)	(12,723,853)
Fair value [member] | Level 2 [member] | Investment fund [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,279,170	1,600,590
Fair value [member] | Level 2 [member] | Marketable securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,115,503	4,202,835
Fair value [member] | Level 2 [member] | Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		3,824,410	2,548,857
Financial liabilities		(81,051)	(25,714)
Fair value [member] | Level 2 [member] | Loans, borrowings and debentures [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(16,245,132)	(12,569,126)
Fair value [member] | Level 2 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	(158,251)
Fair value [member] | Level 2 [member] | Other financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		134,637
Fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		(26,119)	(73,352)
Fair value [member] | Level 3 [member] | Contingent consideration [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	[1]	R$ (26,119)	R$ (73,352)

[1]	Composed of: (i) consideration payable related to the intangible asset of the contract with ExxonMobil in the amount of R$ 158,261 (level 2); and (ii) a variable contingent consideration payable of R$ 26,119 (level 3), which considers the present value of the expected payment discounted, using a risk-adjusted discount rate. The expected payment is determined considering the most likely scenario of revenues and projected EBITDA, which in turn determine the cash generation capacity. Significant unobservable inputs are the forecast annual revenue growth rate, EBITDA margin forecast and the 9.8% risk-adjusted discount rate.